UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2010

Date of reporting period:     November 1, 2009 – January 31, 2010

Item 1.  Schedule of Investments
KOREA EQUITY FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	69,722	$5,282,714	$8,904,009	$3,621,295	8.0
Automotive service components
Hyundai Motor Company	36,380	1,345,295	3,547,278	2,201,983	3.2
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		6,628,009	12,451,287	5,823,278	11.2

Banking and Financial Services
Daegu Bank	211,390	1,581,318	2,708,725	1,127,407	2.4
Commercial banking services
KB Financial Group, Inc.†	35,304	1,487,397	1,541,447	54,050	1.4
Commercial banking services
Samsung Card Co., Ltd	65,030	2,574,685	2,873,014	298,329	2.6
Credit card services
Shinhan Financial Group Co., Ltd.	143,777	3,878,440	5,086,597	1,208,157	4.6
Consumer and commercial-related financial services
Total Banking and Financial Services		9,521,840	12,209,783	2,687,943	11.0

Chemicals and Pharmaceuticals
LG Chem Ltd	12,490	1,682,315	2,155,492	473,177	1.9
Petrochemicals, plastic resins, and engineering plastics

Consumer Electronics
LG Electronics Inc	29,281	1,762,757	2,754,016	991,259	2.5
Digital display equipment
Samsung Electronics Co., Ltd.	26,713	9,540,503	18,071,440	8,530,937	16.3
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		11,303,260	20,825,456	9,522,196	18.8

Electric
Korea Electric Power Corporation	84,600	2,879,285	2,799,560	(79,725)	2.5
Generates, transmits, and distributes electricity

Food and Beverages
CJ CheilJedang Corp.	10,370	1,817,412	1,870,161	52,749	1.7
Processed foods
Orion Corp.	6,260	1,293,530	1,388,230	94,700	1.3
Snacks
Total Food and Beverages		3,110,942	3,258,391	147,449	3.0

Iron and Steel
POSCO	20,361	5,125,995	9,417,116	4,291,121	8.5
Hot and cold rolled steel products

Miscellaneous Manufacturing
Hynix Semiconductor Inc.†	62,717	683,332	1,231,178	547,846	1.1
Semiconductors
KT&G Corporation.	33,710	2,679,561	1,969,253	(710,308)	1.8
Cigarettes and other tobacco products
LG Household & Health Care Ltd.	4,885	518,289	1,197,118	678,829	1.1
Household cleaning and personal care products
Woongjin Coway Co., Ltd.	53,340	1,345,349	1,645,444	300,095	1.5
Water purifiers and air cleaners
Total Miscellaneous Manufacturing		5,226,531	6,042,993	816,462	5.5

KOREA EQUITY FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Retail
Hyundai Department Store Co., Ltd.	14,560	$1,448,049	$1,275,209	$(172,840)	1.1
Department stores
Lotte Shopping Co., Ltd.	7,177	1,177,010	1,851,690	674,680	1.7
Department and discount stores
Total Retail		2,625,059	3,126,899	501,840	2.8

Services
Grand Korea Leisure Co., Ltd.†	66,590	1,036,057	1,221,018	184,961	1.1
Casino operator
Hanjin Shipping Co., Ltd.†	84,470	2,033,517	1,720,159	(313,358)	1.5
Marine transportation
KT Corporation	34,000	1,466,870	1,461,041	(5,829)	1.3
Telecommunications
LG Corp.	43,200	1,313,965	2,344,706	1,030,741	2.1
Electronics, chemicals and telecommunications
Megastudy Co., Ltd.	6,685	878,840	1,213,095	334,255	1.1
Educational programs
NHN Corp.	21,964	2,161,597	3,278,775	1,117,178	3.0
Web portal
Samsung Engineering Co., Ltd.	51,455	3,042,202	5,039,384	1,997,182	4.6
Engineering and construction
Total Services		11,933,048	16,278,178	4,345,130	14.7

Wholesale
Samsung C&T Corporation	53,040	2,339,756	2,636,210	296,454	2.4
Import/export

TOTAL KOREAN COMMON STOCKS		$62,376,040	$91,201,365	$28,825,325	82.3

KOREAN PREFERRED STOCKS
Hyundai Motor Company PFD	42,740	855,057	1,412,496	557,439	1.3
Passenger cars, trucks, autoparts, and commercial vehicles

TOTAL INVESTMENTS		$63,231,097	$92,613,861	$29,382,764	83.6

OTHER ASSETS LESS LIABILITIES, NET			18,222,715		16.4

NET ASSETS			$110,836,576		100.0

+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $30,664,824. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,282,060.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2010.

Korean won	KRW	1,158.900	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  March 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   March 16, 2010